Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net loss	$ (15,669,093)	$ (18,169,070)	$ (5,952,875)
Other comprehensive (loss) income - net of income taxes
Exchange differences on translating foreign operations, continuing operations	(70,705)	(74,497)	3,109
Exchange differences on translating foreign operations, discontinued operations			171,690
Comprehensive loss	$ (15,739,798)	$ (18,243,567)	$ (5,778,076)